INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAX
Schedule of provision for income taxes

	Years ended December 31,
	2014	2013	2012
Income from continuing operations before provision for income taxes
Russia	55,424	77,502	71,626
Other jurisdictions	13,316	19,186	11,216

Total income from continuing operations before provision for income taxes	68,740	96,688	82,842

Current income tax expense
Russia	5,764	7,557	13,790
Other jurisdictions	4,043	2,405	2,304

Total current income tax expense	9,807	9,962	16,094

Deferred income tax expense/(benefit)
Russia	8,330	8,487	2,312
Other jurisdictions	(1,790)	1,184	978

Total deferred income tax expense	6,540	9,671	3,290

Total provision for income taxes	16,347	19,633	19,384

Russian statutory income tax rate reconciled to the Group's effective income tax rate

	2014	2013	2012
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
(Income) / expenses not accepted for tax purposes	2.0	(0.5)	2.0
Change in unrecognized tax benefits	—	—	(0.5)
Settlements with tax authorities	0.6	(0.3)	0.4
Earnings distribution from subsidiaries	4.0	1.8	1.5
Effect of change in tax rate in Ukraine	—	(0.1)	0.2
Loss carryforward utilisation	—	—	(0.3)
Tax rate differential of foreign subsidiaries	(1.9)	(0.5)	—
Recognised change in fair value of derivative financial instruments	(1.0)	0.1	—
Other	0.1	(0.2)	0.1

Effective income tax rate	23.8%	20.3%	23.4%

Schedule of deferred tax assets and liabilities

	December 31,
	2014	2013
Assets / (liabilities) arising from tax effect of:
Deferred tax assets
Accrued expenses for services	7,757	6,291
Depreciation of property, plant and equipment	4,015	1,229
Deferred connection fees	929	1,115
Provision for investment in Delta Bank in Ukraine	925	—
Inventory obsolescence	192	265
Other	—	1,242
Loss carryforward	8,879	5,880
Valuation allowance	(8,438)	(5,504)

Total deferred tax assets	14,259	10,518

Deferred tax liabilities
Depreciation of property, plant and equipment	(17,489)	(12,735)
Other intangible assets	(6,906)	(2,995)
Potential distributions from / to Group's subsidiaries / associates	(5,817)	(4,553)
Licenses acquired	(1,118)	(774)
Customer base	(905)	(1,027)
Debt issuance cost	(348)	(405)
Other	(138)	(436)

Total deferred tax liabilities	(32,721)	(22,925)

Net deferred tax liability	(18,462)	(12,407)

Net deferred tax asset, current	11,206	7,933
Net deferred tax asset, non-current	3,610	862
Net deferred tax liability, long-term	(33,278)	(21,202)

Schedule of significant balances for income tax losses carryforward and related operating losses

		December 31,
		2014		2013
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	24,183	7,017	14,064	4,101
Russia (Comstar-Regions and other)	2015 - 2024	9,313	1,862	8,897	1,779

Total		33,496	8,879	22,961	5,880

Valuation allowances against deferred tax assets

	December 31,
Valuation allowances	2014	2013
Sale of investment in Svyazinvest	2,875	2,160
Operating loss in Luxemburg (MGTS Finance S.A.)	5,305	3,086
Other	258	258

Total	8,438	5,504

Summary of changes in the allowance against deferred tax assets

	Balance, beginning of the period	Charged to Income tax expense	Impact of foreign currency translation adjustments	Balance, end of the period
Year ended December 31, 2014	5,504	—	2,934	8,438
Year ended December 31, 2013	4,952	258	294	5,504
Year ended December 31, 2012	5,250	—	(298)	4,952

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2014	2013	2012
Balance, beginning of the year	518	321	526
Additions based on tax position related to the current year	37	366	—
Additions based on tax positions related to prior years	22	1	66
Additions based on tax of acquired entities	—	—	10
Reduction in tax positions related to prior years	(267)	(170)	(220)
Settlements with tax authorities	(25)	—	(61)

Balance, end of the year	285	518	321